FINANCE EXPENSE, NET	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
FINANCE EXPENSE, NET
10. FINANCE EXPENSE, NET
Finance expense and income include the following components:

	For the Years Ended December 31,
	2020	2019
Interest expense on principal debt	7,106	4,767
Interest on financing component of deferred revenue (Note 18)	3,026	4,288
Accretion of 7% Convertible Debentures discount (Note 19)	2,733	2,390
Amortization of deferred financing fees	1,020	642
Net foreign exchange loss/(gain)	439	(45)
Accretion of rehabilitation provision (Note 17)	155	191
Gain on modification of Macquarie Credit Facility (Note 19)	(2,973)	—
Variable adjustment component (Note 18)	(1,534)	(6,189)
Accretion of long-term receivables discount (Note 13)	(220)	—
Interest income	(289)	(1,429)
	9,463	4,615
On October 17, 2019, the Company closed a $60 million senior secured credit facility with Macquarie Bank Limited (“Macquarie”) (the Credit Facility") as further discussed in Note 19. The Company used the proceeds from the group-held Macquarie Credit Facility to repay site-level financing arrangements. Interest expense on principal debt held by Prestea and included in loss on discontinued operations for the year ended December 31, 2019 amounted to $2.7 million (Note 5).